Share-based payments - Narrative (Details)		1 Months Ended	12 Months Ended
	Mar. 13, 2020	Jan. 31, 2025	Dec. 31, 2025 USD ($) shares	Dec. 31, 2024 USD ($) shares	Dec. 31, 2023 USD ($) shares	Mar. 31, 2024 shares	Mar. 31, 2020 shares	Jan. 31, 2015 shares
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Share-based compensation arrangement, performance bonus, premium, percentage			20.00%
Vesting requirements for share-based payment arrangement, vesting period	3 years
Number of share options outstanding in share-based payment arrangement			8,597,512	8,415,124	8,655,670
Weighted average remaining contractual life of outstanding share options			13 months	13 months	13 months
Level 3 LTI Plan
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Share-based compensation arrangement, performance bonus, premium, percentage	20.00%
Number of shares reserved for issue under options and contracts for sale of shares (in shares)						20,000,000.0	13,800,000
Number of share options granted in share-based payment arrangement Share-based payments			1,752,389	3,978,481	3,722,427
Aggregate fair value, equity instruments granted | $			$ 5,373,224	$ 10,444,634	$ 14,857,978
Level 3 LTI Plan | Target Number of Shares Allocated at Beginning and Ending Year
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Share-based compensation arrangement, performance bonus, premium, percentage		20.00%
Level 3 LTI Plan | Worst Performer
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of share options granted, percentage of expected share amount	0.00%
Level 3 LTI Plan | Worst Performer | Target Number of Shares Allocated at Beginning and Ending Year
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of share options granted, percentage of expected share amount		50.00%
Level 3 LTI Plan | Best Performer
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of share options granted, percentage of expected share amount	150.00%
Level 3 LTI Plan | Best Performer | Target Number of Shares Allocated at Beginning and Ending Year
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of share options granted, percentage of expected share amount		150.00%
Vision 2020 LTI Plan
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of shares reserved for issue under options and contracts for sale of shares (in shares)								10,400,000